Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of provisional accounting statement for interim dividend (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholder Remuneration System And Earnings Per Share [Abstract]
Profit before taxes	€ 6,193.0	€ 18,681.0	€ 17,347.0	€ 15,005.0
Continuing operations	635.0	4,723.0	4,844.0	3,880.0
Dividends paid in cash	0.0	4,237.0	3,677.0	3,009.0
Distributable maximum amount	5,558.0
Cash, cash balances at central banks and other deposits on demand	€ 96,923.0	€ 152,281.0	€ 192,208.0	€ 220,342.0